1
Comstock Capital Value Fund
Schedule of Investments — January 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 70.7%
Aerospace and Defense  — 3.0%
2,750 Aerojet Rocketdyne Holdings Inc.† ............ $ 153,780
Airlines  — 0.2%
500 Spirit Airlines Inc. ..................................... 9,920
Broadcasting  — 4.4%
1,000 Liberty Media Corp.- Liberty Braves, Cl. C† 34,680
1,500 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 60,450
6,500 TEGNA Inc. .............................................. 129,545
224,675
Business Services  — 4.7%
750 Atlas Air Worldwide Holdings Inc.† ........... 76,657
500 Atlas Technical Consultants Inc.† .............. 6,065
3,000 Evo Payments Inc., Cl. A† ......................... 101,610
4,000 PFSweb Inc. ............................................. 26,640
1,500 Resolute Forest Products Inc.† ................. 32,565
243,537
Computer Software and Services  — 10.4%
2,500 Activision Blizzard Inc. .............................. 191,425
250 Black Knight Inc.† .................................... 15,147
2,000 Coupa Software Inc.† ............................... 159,840
1,000 Duck Creek Technologies Inc.† ................. 18,930
2,500 ForgeRock Inc., Cl. A† .............................. 49,650
4,000 KnowBe4 Inc., Cl. A† ................................ 99,560
500 Paya Holdings Inc.† .................................. 4,860
539,412
Consumer Products  — 0.5%
600 iRobot Corp.† ........................................... 27,000
Consumer Services  — 0.7%
500 Spectrum Brands Holdings Inc. ................ 33,940
Diversified Industrial  — 3.8%
1,500 Altra Industrial Motion Corp. ..................... 91,605
1,500 Dragoneer Growth Opportunities Corp. III,
Cl. A† ................................................... 14,820
1,750 Maxar Technologies Inc. ........................... 90,423
196,848
Electronics  — 1.9%
700 Rogers Corp.† .......................................... 97,713
Energy and Utilities  — 5.5%
250 DCP Midstream LP ................................... 10,510
2,250 PNM Resources Inc. ................................. 111,330
4,500 South Jersey Industries Inc. ..................... 162,405
284,245
Financial Services  — 7.7%
3,000 Atlas Corp. ............................................... 44,430
500 Cowen Inc., Cl. A ...................................... 19,440
7,500 First Horizon Corp. ................................... 185,475
Shares
Market
Value
10,000 MoneyGram International Inc.† ................. $ 107,700
1,500 Pershing Square Tontine Holdings Ltd.,
Escrow† ............................................... 150
2,000 Trean Insurance Group Inc.† ..................... 12,180
3,000 Waverley Capital Acquisition Corp. 1,
Cl. A† ................................................... 30,300
399,675
Health Care  — 17.0%
7,500 1Life Healthcare Inc.† ............................... 119,925
1,000 Albireo Pharma Inc.† ................................ 44,660
2,000 Amryt Pharma plc, ADR† .......................... 29,260
7,000 Apollo Endosurgery Inc.† ......................... 68,810
500 CinCor Pharma Inc.† ................................ 14,465
3,500 Concert Pharmaceuticals Inc.† .................. 29,190
1,500 F-star Therapeutics Inc.† .......................... 6,165
2,000 Horizon Therapeutics plc† ........................ 219,440
750 LHC Group Inc.† ...................................... 118,950
2,000 Meridian Bioscience Inc.† ......................... 68,000
2,000 Myovant Sciences Ltd.† ............................ 53,760
500 Opiant Pharmaceuticals Inc.† .................... 10,090
3,250 Signify Health Inc., Cl. A† ......................... 92,495
875,210
Machinery  — 0.5%
500 CIRCOR International Inc.† ....................... 13,825
2,000 Intevac Inc.† ............................................ 13,720
27,545
Real Estate  — 4.0%
250 Indus Realty Trust Inc., REIT ..................... 16,025
2,500 Seritage Growth Properties, Cl. A, REIT† ... 30,375
5,000 STORE Capital Corp., REIT ........................ 161,050
207,450
Retail  — 0.6%
1,500 Albertsons Companies Inc., Cl. A .............. 31,800
Semiconductors  — 2.0%
2,500 Tower Semiconductor Ltd.† ...................... 104,475
Telecommunications  — 3.8%
6,500 Shaw Communications Inc., Cl. B ............. 193,440
TOTAL COMMON STOCKS .................. 3,650,665
CLOSED-END FUNDS  — 1.3%
20,000 Altaba Inc., Escrow† ................................. 66,000
PREFERRED STOCKS  — 0.9%
Consumer Services  — 0.9%
1,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 47,100

Comstock Capital Value Fund
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
Shares
Market
Value
RIGHTS  — 0.1%
Health Care  — 0.1%
500 ABIOMED Inc., CVR† ................................ $ 875
6,000 Akouos Inc., CVR† ................................... 4,500
5,000 Epizyme Inc., CVR† .................................. 100
2,000 Oyster Point Pharma Inc., CVR† ............... 300
5,775
TOTAL RIGHTS ............................... 5,775
WARRANTS  — 0.0%
Financial Services  — 0.0%
1,000 Waverley Capital Acquisition Corp. 1,
expire 04/30/27† ................................... 73
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 27.0%
$ 1,405,000 U.S. Treasury Bills,
4.184% to 4.595%††,
02/23/23 to 04/20/23 ............................ 1,394,692
TOTAL INVESTMENTS — 100.0%
(Cost $5,192,151) ................................. $ 5,164,305
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust